EQUITY-ACCOUNTED INVESTMENTS - Schedule of Total Revenues, Net Income, and OCI of Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Revenues	$ 6,407	$ 5,876	$ 5,038
Net income (loss)	712	(9)	616
Other comprehensive income (loss)	3,139	3,357	1,420
Hydroelectric
Disclosure of associates [line items]
Revenues	2,741	2,834	2,689
Wind
Disclosure of associates [line items]
Revenues	1,620	1,705	1,213
Utility-scale solar
Disclosure of associates [line items]
Revenues	1,316	943	751
Distributed energy & storage
Disclosure of associates [line items]
Revenues	723	380	350
Sustainable solutions
Disclosure of associates [line items]
Revenues	7	14	35
Total for all joint ventures
Disclosure of associates [line items]
Revenues	2,305	1,704	1,753
Net income (loss)	(235)	(366)	811
Other comprehensive income (loss)	209	1,291	505
Total for all joint ventures | Hydroelectric
Disclosure of associates [line items]
Revenues	105	115	105
Net income (loss)	(15)	49	74
Other comprehensive income (loss)	13	849	(14)
Total for all joint ventures | Wind
Disclosure of associates [line items]
Revenues	391	56	0
Net income (loss)	(109)	(11)	3
Other comprehensive income (loss)	146	35	21
Total for all joint ventures | Utility-scale solar
Disclosure of associates [line items]
Revenues	204	52	28
Net income (loss)	(108)	(152)	478
Other comprehensive income (loss)	0	200	63
Total for all joint ventures | Distributed energy & storage
Disclosure of associates [line items]
Revenues	248	461	604
Net income (loss)	(12)	(47)	210
Other comprehensive income (loss)	33	98	373
Total for all joint ventures | Sustainable solutions
Disclosure of associates [line items]
Revenues	1,357	1,020	1,016
Net income (loss)	9	(205)	46
Other comprehensive income (loss)	$ 17	$ 109	$ 62